UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             5/13/02
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                97

Form 13F Information Table Value Total:           $244135
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                SETH TOBIAS, MANAGER
                         DISCRETIONARY OWNERSHIP FOR 13F
                            AS OF DATE: MARCH 31, 2002

                                                              FORM 13F-HR
                                                         QTR Ending 3/31/02

         COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6     COL 7     COLUMN 8
--------------------------- -------------  ---------- -----------  ------------------   -------------   -----  --------------
                                                          VALUE     SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR     SOLE    SHRD   NONE
Advanced Fibre Commun.          COMMON     00754A105       844        44000    SH        x                       44000
Alcoa Inc.                      COMMON     013817101       377        10000    SH            10000                      10000
Allergan Inc                    COMMON     018490102      4849        75000    SH        x                       75000
Alpha Hpspitality Corp.         OTC IS     020732202       230        17800    SH        x                       17800
American International Grp.     COMMON     026874107      1082        15000    SH            15000                      15000
American Express                COMMON     025816109       922        22500    SH            22500                      22500
Applied Materials Inc.          OTC IS     038222105      2714        50000    SH        x                       50000
Applied Micro Circuits Corp     OTC IS     03822w109        40        50000    SH        x                       50000
Abercrombe & Fitch              COMMON     002896207       231         7500    SH        x                        7500
Anteon Int'l Corp.              COMMON     03674E108      2496       120000    SH        x                      120000
AOL Time Warner                 COMMON     00184A105      1419        60000    SH        x                       60000
Aeroflex Inc.                   OTC IS     007768104      1061        82500    SH        x                       82500
ATT Wireless Group              COMMON     00209A106      3133       350000    SH        x                      350000
Autozone Inc.                   COMMON     053332102      1205        17500    SH            17500                      17500
Bank of Bermuda                 OTC IS     G07644100      2072        47100    SH        x                       47100
Bank of New York                COMMON     064057102      1261        30000    SH            30000                      30000
Barr Laboratories Inc.          COMMON     068306109      3291        50000    SH        x                       50000
Boise Cascade Corp.             COMMON     097383103       906        25000    SH            25000                      25000
BJ Wholesale Club               COMMON     05548j106      2682        60000    SH        x                       60000
Brocade Communications Sys      OTC IS     111621108      2700       100000    SH        x                      100000
Broadcom Corp.                  OTC IS     111320107      1795        50000    SH        x                       50000
Clear Channel Comm              COMMON     184502102      3594        69900    SH        x                       69900
Concurrent Computer corp        OTC IS     206710204       416        50000    SH        x                       50000
Cendant Corp.                   COMMON     151313103     14150       737000    SH            35000              702000  35000
Chesapeake energy corp.         COMMON     165167107       194        25000    SH        x                       25000
Charming Shoppes Inc.           OTC IS     161133103       198        25000    SH        x                       25000
Citigroup                       COMMON     172967101       619        12500    SH            12500                      12500
Colgate Palmolive Co.           COMMON     194162103      6287       110000    SH            10000              100000  10000
US Lec Corp. Cl A               OTC IS     903315s109      391       110000    SH        x                      110000
Celestica Inc.                  COMMON     15101q108      2357        65000    SH        x                       65000
Cisco Systems Inc.              OTC IS     17275R102      4402       260000    SH            50000              210000  50000
CNF Transportation              COMMON     12612w104       990        30000    SH            30000                      30000
Coca Cola Enterprises           COMMON     191219104       516        27500    SH            27500                      27500
CSX Corp.                       COMMON     126408103       762        20000    SH            20000                      20000
Continental Airlines Cl. B      COMMON     210795308       684        26000    SH            26000                      26000
Cummins Engine Inc.             COMMON     231021106      1535        32500    SH        x                       32500
Deere & Co.                     COMMON     244199105      1139        25000    SH            25000                      25000
Dollar General Corp.            COMMON     256669102       814        50000    SH        x                       50000
Digi Int'l.                     OTC IS     253798102       109        20000    SH        x                       20000
Dial Corp.                      COMMON     25247D101      1820       101000    SH            20000               81000  20000
Dow Chemical Co.                COMMON     260543103       982        30000    SH            30000                      30000
Echostar Communications         OTC IS     278762109      5664       200000    SH        x                      200000
EMC Corp-Mass.                  COMMON     268648102      1252       105000    SH        x                      105000
Extreme Networks Inc            OTC IS     30226D106       780        75000    SH        x                       75000
Ford Motor Co.                  COMMON     345370860       330        20000    SH            20000                      20000
Finisar Corp.                   OTC IS     31787A101       770       100000    SH        x                      100000
Finishline Inc.Cl. A            OTC IS     317923100       395        24000    SH            24000                      24000
GAP Inc.                        COMMON     364760108      3234       215000    SH            15000              200000  15000
General Dynamics                COMMON     369550108       470         5000    SH             5000                       5000
General Motors Corp.            COMMON     370442105      9068       150000    SH        x                      150000
Georgia Pacific Corp.           COMMON     373298108      3520       117500    SH        x                      117500
Goldman Sachs Group Inc.        COMMON     38141G104      1354        15000    SH            15000                      15000
Hilton Hotels Corp.             COMMON     432848109       429        30000    SH            30000                      30000
Harmon Int'l.                   COMMON     413086109      2468        50000    SH        x                       50000
Harley Davidson Inc.            COMMON     412822108      4135        75000    SH        x                       75000
Honeywell Int'l.                COMMON     438516106      3636        95000    SH            20000               75000  20000
WebMD                           OTC IS     94769M105       384        50000    SH        x                       50000
ICN Pharmaceuticals             COMMON     448924100       794        25000    SH        x                       25000
Inhale Therapeutic Systems      OTC IS     457191104       633        60000    SH        x                       60000
Invision Technologies Inc.      OTC IS     461851107      4020       100000    SH        x                      100000
Ingersol Rand Co                COMMON     G4776G101       750        15000    SH            15000                      15000
Integrated Devise Technologies  OTC IS     458118106       748        22500    SH            22500                      22500
International Paper Co.         COMMON     460146103      1075        25000    SH            25000                      25000
JB Hunt Transport Services      OTC IS     445658107       540        19000    SH            19000                      19000
Jones Apparel Group             COMMON     480074103      4107       117500    SH            17500              100000  17500
KLA Instruments Corp.           OTC IS     482480100      3326        50000    SH        x                       50000
Kroger Co.                      COMMON     501044101      2216       100000    SH        x                      100000
Lehman Brothers Hldgs Inc.      COMMON     524908100       970        15000    SH            15000                      15000
Linens N Things Inc.            COMMON     535679104      1755        57500    SH        x                       57500
Lockheed Martin Corp            COMMON     539830109      2937        51000    SH            20000               31000  20000
Lowes Co.                       COMMON     548661107      3262        75000    SH        x                       75000
Lucent Technologies Inc.        COMMON     549463107      4730      1000000    SH        x                     1000000
McData Corp.                    OTC IS     580031201       594        50000    SH        x                       50000
Mellon Financial Corp.          COMMON     58551A108       772        20000    SH            20000                      20000
Merrill Lynch & Co.             COMMON     590188108      6092       110000    SH            10000              100000  10000
NASDAQ 100 shares               COMMON     631100104     32815       910000    SH        x                      910000
Navistar Int'l. Corp.           COMMON     686091109       443        10000    SH            10000                      10000
Nortel Networks                 COMMON     656568102      4490      1000000    SH        x                     1000000
Novelus systems Inc.            OTC IS     670008101      2707        50000    SH        x                       50000
O'reilly Automotive Inc.        OTC IS     686091109       947        30000    SH            30000                      30000
PCS Sprint Corp.                COMMON     852061506      2058       200000    SH        x                      200000
Pzifer Inc.                     COMMON     717081103      1590        40000    SH            40000                      40000
Partner re Ltd.                 COMMON     G6852T105       546        10000    SH            10000                      10000
Polycom Inc.                    OTC IS     73172K104      1230        50000    SH        x                       50000
Prudential Financial Inc.       COMMON     744320102      8461       272500    SH        x                      272500
Procter & Gamble Co.            COMMON     742718109      6306        70000    SH        x                       70000
Providian Financial Corp.       COMMON     74406A102      1510       200000    SH        x                      200000
Hotel Reservation Network       OTC IS     441451101      1473        25000    SH        x                       25000
S&P Depository Receipts Tr.     COMMON     78462F103     12025       105000    SH        x                      105000
Starwood Lodging                COMMON     85590A203       846        22500    SH            22500                      22500
Safeway Inc.                    COMMON     786514208      4727       105000    SH        x                      105000
Sabre Group Holdings Inc        COMMON     785905100      1168        25000    SH        x                       25000
Talk Visual Corp.               OTC IS     874266109         2       200000    SH        x                      200000
Temple Inland                   COMMON     879868107       710        12500    SH            12500                      12500
USA Networks Inc.               OTC IS     902984103       794        25000    SH        x                       25000
Webex Communications            OTC IS     94767L109       206        12500    SH        x                       12500
USX-US Steel Group              COMMON     912909108       908        50000    SH        x                       50000
Yahoo Inc.                      OTC IS     984332106      3694       200000    SH        x                      200000
                                               Total    244135
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